Separate Accounts and Annuity Product Guarantees	12 Months Ended
Dec. 31, 2015
Separate Accounts and Annuity Product Guarantees
(10)	Separate Accounts and Annuity Product Guarantees

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2015			2014
	Account	Net amount	Weighted	Account	Net amount	Weighted
	value	at risk	age (years)	value	at risk	age (years)
GMDB:
Return of premium	$1,609,269	17,498	62.6	1,514,852	2,221	62.1
Ratchet and return of premium	625,964	38,380	65.0	660,984	8,232	64.6
Reset	88,037	1,422	75.7	102,983	677	74.8

Total	$2,323,270	57,300		2,278,819	11,130

GMIB:
Return of premium	$8,756	143	66.7	10,697	132	65.8
Ratchet and rollup	140,274	32,123	64.2	170,337	23,212	63.6

Total	$149,030	32,266		181,034	23,344

GMAB:
Five years	$19,420	549	68.9	26,335	84	67.4
Target date retirement – 7 year	48,571	1,636	63.3	57,042	368	62.7
Target date retirement – 10 year	20,690	1,307	63.2	22,803	69	62.3
Target date with management levers	377,123	21,100	63.0	373,740	3,152	62.0

Total	$465,804	24,592		479,920	3,673

GMWB:
No living benefit	$62,096	—	67.1	56,606	—	67.0
Life benefit with optional reset	78,108	8,170	70.7	91,834	4,087	69.9
Life benefit with 8% rollup	30,070	6,520	69.1	34,001	3,691	68.3
Life benefit with management levers	1,310,233	232,424	60.7	1,241,305	97,957	60.2

Total	$1,480,507	247,114		1,423,746	105,735

The net amount at risk has increased in 2015 due to the market performance. The guaranteed rollup on the benefit base has exceeded the market impacts on account values.

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2015	2014
Mutual funds:
Bond	$291,103	291,694
Domestic equity	1,164,383	1,172,573
International equity	71,227	83,531
Specialty	646,452	623,849

Total mutual funds	2,173,165	2,171,647
Money market funds	31,191	41,586
Other	1,192	1,189

Total	$2,205,548	2,214,422

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in Account balances and future policy benefit reserves on the Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2013	$1,114	2,967	2,498	(9,084)	(2,505)
Incurred guaranteed benefits	669	191	14,372	101,961	117,193
Paid guaranteed benefits	(125)	—	—	—	(125)

Balance as of December 31, 2014	1,658	3,158	16,870	92,877	114,563
Incurred guaranteed benefits	1,111	907	11,755	54,413	68,186
Paid guaranteed benefits	(530)	(42)	(1,046)	—	(1,618)

Balance as of December 31, 2015	$2,239	4,023	27,579	147,290	181,131